INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income taxes
Current year	$ 284	$ 249	$ 271
Adjustments in respect of previous years	7	13	10
Total current income taxes	291	262	281
Deferred income taxes
Movement of temporary differences and losses	(100)	(114)	(50)
Changes in tax rates	0	(4)	(4)
Changes in recognized deferred tax assets	23	35	(117)
Adjustments in respect of previous years	3	1	(5)
Other	0	(1)	(36)
Total deferred tax benefit	(74)	(83)	(212)
Income tax expense	$ 217	$ 179	$ 69